BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE

BRIGHTHOUSE SEPARATE ACCOUNT CPPVUL1

Supplement Dated December 31, 2025 for the variable contracts listed below

This supplement describes a change to the variable contracts listed below issued by Brighthouse Life Insurance Company (“we” or “us”). This supplement should be read in its entirety and kept for future reference. If you would like another copy of your prospectus or disclosure document, write to us at: Brighthouse Life Insurance Company, P.O. Box 4261, Clinton, IA 52733-4261, call us at (833) 208-3018, or access the Securities and Exchange Commission’s website at http://sec.gov for a copy of your prospectus. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus or disclosure document.

This supplement describes changes that will occur with respect to the Opportunistic Small Cap Portfolio offered as an Underlying Fund under the variable contracts listed below issued by Brighthouse Life Insurance Company. You should read this supplement and retain it for future reference.

Effective on or about December 31, 2025, the following changes have been made to “Appendix A: (Funds Available Under the Contract)” of your prospectus or disclosure document. The chart below identifies the former name and new name of the Underlying Fund.

Former Name	New Name
BNY Mellon Investment Adviser, Inc. Opportunistic Small Cap Portfolio	BNY Mellon Investment Adviser, Inc. Small Cap Portfolio

Accordingly, effective on or about December 31, 2025, all further references to Opportunistic Small Cap Portfolio contained in the prospectus, will change to Small Cap Portfolio.

Supplement for the following variable contracts:

BRIGHTHOUSE FUND UL III FOR VARIABLE LIFE INSURANCE

Corporate Owned Variable Universal Life Insurance 2000 Policy

Corporate Owned Variable Universal Life Insurance III Policy

Corporate Owned Variable Universal Life Insurance IV Policy

Corporate Owned Variable Universal Life Insurance Policy

Corporate Select Policy

BRIGHTHOUSE SEPARATE ACCOUNT CPPVUL1

Flexible Premium Variable Life Insurance Policy

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE